Subsequent Events - Additional Information (Details) $ in Thousands				3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2022	Aug. 02, 2022 USD ($) shares	Jul. 28, 2022 USD ($) SQUAREFEET	Jun. 30, 2021 USD ($)	Jun. 30, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 08, 2022 USD ($)
Subsequent Event [Line Items]
Subsequent Event, Description					On July 8, 2022, the plaintiffs voluntarily dismissed their stockholder derivative suit filed in the United States District Court for the State of Delaware styled Meyer, et al., v. Kemp, et al., Case No. 22-cv-00308 (D. Del.). The dismissal was without prejudice to plaintiffs’ right to re-file the lawsuit in the Court of Chancery of the State of Delaware.
Newly issued shares, value				$ 406,869		$ 406,869
Undiscounted base rent payments							$ 600	$ 800
Lease term			36 months
Number of manufacturing facility | SQUAREFEET			60,000
B. Riley Principal Capital II, LLC [Member]
Subsequent Event [Line Items]
Sale of stock, description					Sales of the Shares pursuant to the Purchase Agreement, and the timing of any sales, are solely at the option of the Company over the 24-month period from the date of initial satisfaction of the conditions to B. Riley Principal Capital’s obligation to purchase the Shares of Class A Common Stock set forth in the Purchase Agreement, including that a registration statement registering the resale by B. Riley Principal Capital of the Class A Common Stock under the Securities Act that may be sold to B. Riley Principal Capital by the Company under the Purchase Agreement is declared effective by the Securities and Exchange Commission (the “SEC”) and a final prospectus relating thereto is filed with the SEC.
Common Class A [Member] | B. Riley Principal Capital II, LLC [Member]
Subsequent Event [Line Items]
Outstanding shares, percentage	4.99%
Subsequent Event [Member]
Subsequent Event [Line Items]
Retention defense claim									$ 20,000
Subsequent Event, Date			Jul. 08, 2022
Irrecoverable letter of credit			$ 300
Percentage of management fees			5.00%
Percentage of base rent			4.00%
Undiscounted base rent payments			$ 1,800
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Percentage of Weighted Average Price of Common Stock	97.00%
Subsequent Event [Member] | Common Class A [Member] | B. Riley Principal Capital II, LLC [Member] | Purchase Agreement And Registration Rights Agreement [Member]
Subsequent Event [Line Items]
Newly issued shares | shares		359,098
Newly issued shares, value		$ 100,000,000
Subsequent Event [Member] | Class A And Class B Common Stock [Member] | B. Riley Principal Capital II, LLC [Member] | Purchase Agreement And Registration Rights Agreement [Member]
Subsequent Event [Line Items]
Newly issued shares | shares		53,059,650
Number of shares, percentage		19.99%